Income taxes - Disclosure of detailed information about deferred taxes (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	$ 22,140,000	$ 19,621,000
SR&ED expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	4,132,000	4,073,000
Losses from operations carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	18,910,000	16,943,000
Investment in Merit Foods [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	(59,000)	(918,000)
Deferred development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	(1,294,000)	(962,000)
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	167,000	245,000
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	298,000	245,000
Right-of-Use assets/liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets / liability	$ (14,000)	$ (5,000)